Corporate Restructuring (Details) - shares	Jul. 31, 2021	Jan. 31, 2021	Aug. 03, 2020	Aug. 02, 2020	Jan. 31, 2020
Restructuring and Related Activities [Abstract]
Capital stock, shares authorized (in shares)			42,000,000	21,000,000
Common stock, shares authorized (in shares)	40,000,000	40,000,000	40,000,000	20,000,000	40,000,000
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000	2,000,000	1,000,000	2,000,000